Net sales - Net Sales by geographic regions as previously reported (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	SFr 2,318.3	SFr 1,792.1	SFr 1,222.1
Previously reported
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales			1,222.1
Europe | Previously reported
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales			354.3
thereof Switzerland
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	38.7	46.0	51.5
thereof Switzerland | Previously reported
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales			51.5
North America | Previously reported
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales			738.5
Asia-Pacific
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	SFr 260.2	SFr 141.1	80.2
Asia-Pacific | Previously reported
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales			80.2
Rest of World | Previously reported
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales			SFr 49.1